Staff costs	12 Months Ended
Dec. 31, 2022
Staff costs
Staff costs

25Staff costs

	For the year ended 31 December
	2022	2021	2020
	USD	USD	USD
Salaries and other benefits	60,692,837	19,321,426	8,515,466
Severance payments	7,160,551	—	—
Share-based payments (reversal)/charge (Note 14)	(36,155,857)	33,611,231	2,828,995
Employee end of service benefits (reversal)/charge	(180,093)	704,614	164,511
	31,517,438	53,637,271	11,508,972

Staff costs are allocated as detailed below:

	For the year ended 31 December
	2022	2021	2020
	USD	USD	USD
General and administrative expenses (Note 23)	23,493,496	50,499,496	10,211,736
Selling and marketing expenses (Note 24)	8,023,942	3,137,775	1,297,236
	31,517,438	53,637,271	11,508,972